Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	Oct. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 20, 2015	Nov. 30, 2014
Capital World Growth and Income Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class A (with sales charge)
Account Value	$ 22,465		$ 18,311		$ 16,459		$ 18,321		$ 15,913		$ 13,890	$ 12,098	$ 12,522			$ 9,991		$ 9,722	$ 10,000
Capital World Growth and Income Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class C (with sales charge)
Account Value	$ 20,429		16,705		15,067		16,958		14,887		13,134	11,567	12,106			9,767	$ 9,613		10,000
Capital World Growth and Income Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class T (with sales charge)
Account Value	$ 19,950		16,275		14,637		16,309		14,183		12,391	10,808	11,198	$ 9,750
Capital World Growth and Income Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class F-1
Account Value	$ 21,612		17,685		15,960		17,836		15,553		13,627	11,917	12,380			9,915	9,684		10,000
Capital World Growth and Income Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class F-2
Account Value	$ 22,231		18,139		16,320		18,186		15,813		13,816	12,047	12,482			9,969	9,710		10,000
Capital World Growth and Income Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class F-3
Account Value	$ 21,262		17,329		15,576		17,339		15,061		13,145	11,451	11,853		$ 10,000
Capital World Growth and Income Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 529-A (with sales charge)
Account Value	$ 20,850		17,056		15,389		17,195		14,990		13,134	11,487	11,937			9,560	9,342		9,650
Capital World Growth and Income Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 529-C (with sales charge)
Account Value	$ 20,795		17,011		15,348		17,149		14,950		13,100	11,542	12,084			9,753	9,605		10,000
Capital World Growth and Income Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 529-E
Account Value	$ 21,128		17,325		15,668		17,547		15,333		13,460	11,798	12,288			9,863	9,659		10,000
Capital World Growth and Income Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 529-T (with sales charge)
Account Value	$ 19,874		16,218		14,599		16,271		14,156		12,375	10,797	11,193	9,750
Capital World Growth and Income Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 529-F-1
Account Value	$ 22,039		18,002		16,216		18,095		15,744		13,762	12,009	12,451			9,949	9,701		10,000
Capital World Growth and Income Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 529-F-2
Account Value	$ 15,752	$ 14,743	12,852	$ 11,920	11,562	$ 11,799	12,885	$ 12,923	11,208
Capital World Growth and Income Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class 529-F-3
Account Value	$ 15,783	14,770	12,872	11,938	11,578	11,811	12,896	12,928	11,208
Capital World Growth and Income Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-1
Account Value	$ 20,126		16,582		15,069		16,962		14,895		13,144	11,575	12,116			9,772	9,613		10,000
Capital World Growth and Income Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-2
Account Value	$ 20,132		16,588		15,074		16,970		14,903		13,150	11,582	12,121			9,776	9,619		10,000
Capital World Growth and Income Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-2E
Account Value	$ 20,745		17,045		15,444		17,332		15,175		13,352	11,724	12,233			9,838	9,646		10,000
Capital World Growth and Income Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-3
Account Value	$ 21,048		17,268		15,620		17,503		15,303		13,443	11,787	12,280			9,860	9,657		10,000
Capital World Growth and Income Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-4
Account Value	$ 21,691		17,743		16,003		17,877		15,585		13,647	11,932	12,393			9,920	9,687		10,000
Capital World Growth and Income Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-5E
Account Value	$ 22,608		18,454		16,613		18,520		16,112		14,083	12,285	12,734			10,174		10,000
Capital World Growth and Income Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-5
Account Value	$ 22,349		18,226		16,389		18,253		15,865		13,854	12,074	12,503			9,979	9,715		10,000
Capital World Growth and Income Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	Capital World Growth and Income Fund — Class R-6
Account Value	$ 22,465		18,311		16,459		18,321		15,913		13,890	12,098	12,522			9,991	9,722		10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 24,292	$ 15,133	$ 19,261	$ 12,248	$ 17,196	$ 12,145	$ 19,456	$ 13,029	$ 16,313	$ 11,233	$ 14,184	$ 12,477	$ 12,601	$ 10,000	$ 10,000	$ 10,110	$ 9,751	$ 10,000	$ 10,000